9. Notes Payable (Details - Notes Payable) (September 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable - Unrelated Party	$ 1,050,777	$ 676,477	$ 0
Notes payable - related party	296,916	214,495	144,189
Total	1,347,693	941,719	$ 360,168
Less Discontinued operations Notes Payable - Unrelated Party	(453,147)	0
Current portion	$ 894,546	$ 941,719